Investment Strategy	Nov. 10, 2026
CWP Premium Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that invests primarily in passively managed ETFs. Under normal circumstances, the Fund will invest at least 80% of its assets (plus the amount of borrowings for investment purposes) in growth-oriented U.S. equity index ETFs (“Underlying Funds”) that focus on U.S. large- and mega-capitalization companies. The Fund will opportunistically utilize an “option strategy” consisting of writing U.S. exchange-traded covered call option contracts on the Underlying Funds held in its portfolio. The Fund is not managed relative to an index and has broad flexibility to allocate its assets across different sectors of the U.S. large cap equity markets.

For purposes of the Fund’s 80% investment policy, the Adviser defines “growth-oriented” ETFs as ETFs that track specific growth stock indices or other indices that are considered by the Adviser to be comprised primarily of companies that have a history of, or the potential for, growing revenues and earnings at a higher rate than the overall market. Large- and mega-capitalization companies are companies with market capitalizations generally comparable to those within the universe of the Russell 1000 Growth Index at the time of purchase. As of June 30, 2026, the market capitalizations of the companies in the Index ranged from $5.7 billion to $4.9 trillion. The Adviser actively determines the Fund’s allocation to Underlying Funds, which are passively managed and track indices that the Adviser considers to be growth-oriented, including the Nasdaq-100 Index and the Russell 1000 Growth Index, based on its assessment of the respective index’s investment characteristics, prevailing market conditions and internal research. In making these allocation decisions, the Adviser considers factors such as the market capitalizations of index constituents, index-level price-to-earnings ratios and dividend yields, constituent earnings growth, and historical index volatility, as measured by the standard deviation of returns. The Adviser implements these allocation decisions through investments in one or more Underlying Funds tracking the selected index or indices.

The options contracts that the Fund utilizes in implementing its investment strategy will be traditional exchange-traded options contracts. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

The Fund currently expects to write call options for the purpose of generating realized gains and distributable cash flow to investors. The Fund will only write call options on Underlying Funds that the Fund holds in its portfolio (i.e., covered calls). A call option on a security is a contract that gives the holder of such call option the right to buy the security underlying the call option from the writer of such call option at a specified price (the “strike price”) at any time during the term of the option. At the time the call option is sold, the writer of a call option receives a premium (or call premium) from the buyer of such call option. When the Fund writes a call option, an amount equal to the premium received by the Fund will be recorded as a liability and will be subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund as realized gains from investments on the expiration date. If the Fund repurchases a written call option prior to its exercise, the difference between the premium received and the amount paid to repurchase the option is treated as a realized gain or realized loss. If a call option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss. For physically settled options, the writer of an option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security (put). For cash settled options, the writer of an option has the obligation upon exercise of the option to deliver cash equivalent to the difference between the strike price and the price of the underlying security.

The Fund, as the writer of a call option, bears the market risk of an unfavorable change in the price of the Underlying Fund on which the option is written. The Fund’s covered call writing strategy is expected to perform differently across various market environments (i.e., in rising markets, flat or range-bound markets, and declining markets). The price of the Underlying Fund on which a call option is written may increase in a rising market. If the price of an Underlying Fund held by the Fund rises above the call option’s strike price, the option may be exercised and the Fund may be required to sell (“have called away”) the Underlying Fund shares at the strike price. If a call option is exercised, the premium is added to the proceeds from the sale of the Underlying Fund shares in determining whether the Fund has realized a gain or loss. In these instances, the Fund forgoes any appreciation in the price of the Underlying Fund shares to the extent that price exceeds the strike price. In flat or range-bound markets with limited direction, covered call premiums can provide a meaningful portion of the Fund’s total return. All else being equal, in flat or range-bound markets, the Fund is generally expected to outperform a similar investment portfolio that does not sell written call options, as premium income enhances returns without requiring the Underlying Funds’ prices to appreciate. In declining markets, the premium received from selling call options should provide a partial buffer against declines in the Underlying Funds’ price. However, the strategy does not eliminate downside risk, and the Fund will experience losses if the Underlying Funds fall in value.

The Adviser employs a tactical approach and will not continuously write covered call option contracts on all the Underlying Funds held in the Fund’s portfolio. Rather, the Adviser decides when and on which Underlying Funds to write covered call option contracts based on market conditions and other investment considerations.

Although the Fund normally does not engage in any direct borrowing, leverage is inherent in the derivatives it trades. Leverage magnifies exposure to the swings in prices of the reference asset underlying a derivative and results in increased volatility, which means the Fund will generally have the potential for greater gains, as well as the potential for greater losses, than a fund that does not use derivatives.

In addition to the options contracts, the Fund may also invest in money market funds.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Under normal market conditions, the Fund will generally be invested in approximately one (1) to three (3) Underlying Funds at any time. The composition of Underlying Funds will be reviewed quarterly and modified if market conditions warrant a change. The Fund will also invest 25% or more of its total assets in the semi-conductor industry.

The Sub-Adviser will purchase or sell securities to implement the Adviser’s investment selections at a time determined appropriate by the Sub-Adviser and in accordance with, but not necessarily in the identical amounts as provided with the Adviser’s investment selections.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its assets (plus the amount of borrowings for investment purposes) in growth-oriented U.S. equity index ETFs (“Underlying Funds”) that focus on U.S. large- and mega-capitalization companies.
Strategy Portfolio Concentration [Text]	The Fund will also invest 25% or more of its total assets in the semi-conductor industry.
CWP Premium Dividend ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that invests primarily in passively managed ETFs. Under normal circumstances, the Fund will invest at least 80% of its assets (plus the amount of borrowings for investment purposes) in dividend paying U.S. equity index ETFs (“Underlying Funds”) that focus on U.S. large- and mega-capitalization companies. The Fund will opportunistically utilize an “option strategy” consisting of writing U.S. exchange-traded covered call option contracts on the Underlying Funds held in its portfolio. The Fund is not managed relative to an index and has broad flexibility to allocate its assets across different sectors of the U.S. large cap equity markets.

For purposes of the Fund’s 80% investment policy, large- and mega-capitalization companies are companies with market capitalizations generally comparable to those within the universe of the Russell 1000 Index at the time of purchase. As of June 30, 2026, the market capitalizations of the companies in the Index ranged from $5.7 billion to $4.9 trillion. The Adviser actively determines the Fund’s allocation to Underlying Funds, which are passively managed and track indices including the S&P 500 Index and the Russell 1000 Index, based on its assessment of the respective index’s investment characteristics, prevailing market conditions and internal research. In making these allocation decisions, the Adviser considers factors such as the market capitalizations of index constituents, index-level price-to-earnings ratios and dividend yields, constituent earnings growth, and historical index volatility, as measured by the standard deviation of returns. The Adviser implements these allocation decisions through investments in one or more Underlying Funds tracking the selected index or indices.

The options contracts that the Fund utilizes in implementing its investment strategy will be traditional exchange-traded options contracts. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

The Fund currently expects to write call options for the purpose of generating realized gains and distributable cash flow to investors. The Fund will only write call options on Underlying Funds that the Fund holds in its portfolio (i.e., covered calls). A call option on a security is a contract that gives the holder of such call option the right to buy the security underlying the call option from the writer of such call option at a specified price (the “strike price”) at any time during the term of the option. At the time the call option is sold, the writer of a call option receives a premium (or call premium) from the buyer of such call option. When the Fund writes a call option, an amount equal to the premium received by the Fund will be recorded as a liability and will be subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund as realized gains from investments on the expiration date. If the Fund repurchases a written call option prior to its exercise, the difference between the premium received and the amount paid to repurchase the option is treated as a realized gain or realized loss. If a call option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss. For physically settled options, the writer of an option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security (put). For cash settled options, the writer of an option has the obligation upon exercise of the option to deliver cash equivalent to the difference between the strike price and the price of the underlying security.

The Fund, as the writer of a call option, bears the market risk of an unfavorable change in the price of the Underlying Fund on which the option is written. The Fund’s covered call writing strategy is expected to perform differently across various market environments (i.e., in rising markets, flat or range-bound markets, and declining markets). The price of the Underlying Fund on which a call option is written may increase in a rising market. If the price of an Underlying Fund held by the Fund rises above the call option’s strike price, the option may be exercised and the Fund may be required to sell (“have called away”) the Underlying Fund shares at the strike price. If a call option is exercised, the premium is added to the proceeds from the sale of the Underlying Fund shares in determining whether the Fund has realized a gain or loss. In these instances, the Fund forgoes any appreciation in the price of the Underlying Fund shares to the extent that price exceeds the strike price. In flat or range-bound markets with limited direction, covered call premiums can provide a meaningful portion of the Fund’s total return. All else being equal, in flat or range-bound markets, the Fund is generally expected to outperform a similar investment portfolio that does not sell written call options, as premium income enhances returns without requiring the Underlying Funds’ prices to appreciate. In declining markets, the premium received from selling call options should provide a partial buffer against declines in the Underlying Funds’ price. However, the strategy does not eliminate downside risk, and the Fund will experience losses if the Underlying Funds fall in value.

The Adviser employs a tactical approach and will not continuously write covered call option contracts on all the Underlying Funds held in the Fund’s portfolio. Rather, the Adviser decides when and on which Underlying Funds to write covered call option contracts based on market conditions and other investment considerations.

Although the Fund normally does not engage in any direct borrowing, leverage is inherent in the derivatives it trades. Leverage magnifies exposure to the swings in prices of the reference asset underlying a derivative and results in increased volatility, which means the Fund will generally have the potential for greater gains, as well as the potential for greater losses, than a fund that does not use derivatives.

In addition to the options contracts, the Fund may also invest in money market funds.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Under normal market conditions, the Fund will generally be invested in approximately one (1) to three (3) Underlying Funds at any time. The composition of Underlying Funds will be reviewed quarterly and modified if market conditions warrant a change.

The Sub-Adviser will purchase or sell securities to implement the Adviser’s investment selections at a time determined appropriate by the Sub-Adviser and in accordance with, but not necessarily in the identical amounts as provided with the Adviser’s investment selections.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its assets (plus the amount of borrowings for investment purposes) in dividend paying U.S. equity index ETFs (“Underlying Funds”) that focus on U.S. large- and mega-capitalization companies.